Statements of Consolidated Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Statements of Consolidated Income [Abstract]
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Cost of Sales	1,599,739	1,377,486	1,403,138
Gross profit	613,110	515,722	520,010
Selling, Distribution and Administrative, including depreciation	462,347	405,672	410,912
Goodwill Impairment			36,605
Operating Income	150,763	110,050	72,493
Interest Expense	2,081	5,738	5,523
Interest Income	(413)	(280)	(1,099)
Other (Income) Expense, net	(3,793)	(425)	2,255
Income Before Income Taxes	152,888	105,017	65,814
Income Tax Expense	56,129	39,114	23,554
Net Income	$ 96,759	$ 65,903	$ 42,260
Net Income Per Share - Basic	$ 2.28	$ 1.56	$ 1.00
Net Income Per Share - Diluted	$ 2.24	$ 1.54	$ 0.99